MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST     Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS February 29, 2000

DEAR SHAREHOLDER:

During the six-month period ended February 29, 2000, financial markets around the world continued to experience volatility. After peaking in the middle of July, stock prices pulled back in the fall on concerns that the U.S. economy might be growing too fast. The issue was manifested in two Federal Reserve Board moves, in June and August, that raised the federal funds rate a total of 50 basis points. These actions were followed by two additional moves that raised rates by another 50 basis points by the end of February. All of this occurred in an economic setting in which inflation remained low while the economy continued to grow.

There was a divergence between the technology-dominated new-economy stocks, which posted impressive gains, and old-economy stocks, which have been languishing despite good fundamentals. Technology shares have been driven by rapid sales and earnings growth combined with strong inflows of money into growth-oriented mutual funds. Many popular technology indexes were up dramatically during this period despite the Federal Reserve Board's attempts to slow the booming economy.

PERFORMANCE

For the six-month period ending February 29, 2000, Morgan Stanley Dean Witter Market Leader Trust's Class B shares posted a total return of 34.34 percent compared to 4.10 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500). For the same period, the Fund's Class A, C and D shares posted returns of 34.81 percent, 34.34 percent and 35.03 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS February 29, 2000, continued


The Fund's strong performance over the past six months can be attributed primarily to its overweighting in technology and communications stocks. During this period many of the Fund's largest holdings were among the market's best performers, including JDS Uniphase, QualComm, Corning, Comverse Technology and Nokia.

PORTFOLIO STRATEGY

The Fund continues to focus on fast-growing companies that are recognized as leaders in their respective industries and that we believe have the ability to expand their businesses both domestically and abroad. In addition, the Fund continues to place a heavy emphasis on such high-growth global sectors as technology and communications. These two sectors accounted for 48.2 percent of the portfolio at the end of February, versus 41.2 percent for the S&P 500. The Fund is also overweighted in such economically sensitive industries as basic materials and energy. Strong economic growth globally has created a much better operating environment for many of these companies. We believe that this trend, combined with depressed valuations, makes these sectors attractive.

In this reporting period, the financial services sector has been plagued by higher short-term interest rates and a less accommodative monetary policy. Although many financial services companies have maintained their operating performance in the face of rising rates, negative sentiment has pushed the valuations of these stocks downward. Because of this trend, this sector is underweighted relative to the S&P 500.

The health-care sector also remained under pressure during the period under review, particularly as a result of political campaigning raising concerns about free prescription drug benefits for the elderly. If enacted, such legislation could negatively affect pharmaceutical companies. Because of these concerns, the Fund is slightly underweighted in health care. Instead, the Fund has focused its investments on biotechnology companies working in genomics.

LOOKING AHEAD

We believe the global economic recovery will continue in the months ahead. However, continued strength in the U.S. economy could lead the Federal Reserve to raise interest rates. Rising rates could pressure valuations in the first half of 2000. Strong corporate earnings, which have helped the stock market overcome past Fed rate hikes, are expected to improve, with increasing efficiencies attributable to technology. In addition, we expect that the valuation gap between new-economy stocks and value-oriented, old-economy issues will begin to narrow. Going forward, the Fund will continue to focus

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS February 29, 2000, continued


its investments on leading U.S. and global companies that we believe have the ability to increase revenues, earnings and market share under either favorable or unfavorable market conditions.

We appreciate your ongoing support of Morgan Stanley Dean Witter Market Leader Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FUND PERFORMANCE February 29, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
----------------------------------------------
PERIOD ENDED 2/29/00
-------------------------
Since Inception (7/28/97)   28.49%(1) 25.84%(2)
1 Year                      52.13%(1) 44.14%(2)

                   CLASS C+
----------------------------------------------
PERIOD ENDED 2/29/00
-------------------------
Since Inception (7/28/97)   27.67%(1) 27.67%(2)
1 Year                      51.02%(1) 50.02%(2)

                  CLASS B**
----------------------------------------------
PERIOD ENDED 2/29/00
-------------------------
Since Inception (4/28/97)   28.67%(1) 28.00%(2)
1 Year                      50.94%(1) 45.94%(2)

                  CLASS D++
----------------------------------------------
PERIOD ENDED 2/29/00
-------------------------
Since Inception (7/28/97)   28.87%(1)
1 Year                      52.60%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS February 29, 2000 (unaudited)

NUMBER OF
 SHARES                                         VALUE
---------------------------------------------------------
            COMMON STOCKS (94.5%)
            BASIC MATERIALS (4.9%)
            Forest Products (1.4%)
 113,000    Weyerhaeuser Co. ..............  $  5,798,312
                                             ------------

            Other Metals/Minerals (0.7%)
  66,000    Phelps Dodge Corp. ............     3,110,250
                                             ------------
            Paper (0.5%)
  40,000    Champion International
             Corp. ........................     2,070,000
                                             ------------
            Specialty Steels (1.2%)
 100,000    Nucor Corp. ...................     4,968,750
                                             ------------

            Steel/Iron Ore (1.1%)
 215,000    USX-U.S. Steel Group...........     4,703,125
                                             ------------
            TOTAL BASIC MATERIALS..........    20,650,437
                                             ------------

            CAPITAL GOODS (5.9%)
            Aerospace (0.8%)
  64,000    United Technologies Corp. .....     3,260,000
                                             ------------

            Building Products (1.2%)
  90,000    Masco Corp. ...................     1,608,750
 165,100    Royal Group Technologies Ltd.*
             (Canada)......................     3,415,506
                                             ------------
                                                5,024,256
                                             ------------
            Construction/Agricultural
            Equipment/Trucks (0.9%)
  45,000    Caterpillar, Inc. .............     1,577,812
 260,000    JLG Industries, Inc. ..........     2,340,000
                                             ------------
                                                3,917,812
                                             ------------
            Diversified Manufacturing (1.2%)
 135,000    Tyco International Ltd.
             (Bermuda).....................     5,121,562
                                             ------------

            Fluid Controls (0.8%)
 120,000    Roper Industries, Inc. ........     3,270,000
                                             ------------

            Metals Fabrications (0.3%)
 180,000    Atchison Casting Corp.*........     1,485,000
                                             ------------

NUMBER OF
 SHARES                                         VALUE
---------------------------------------------------------

            Military/Gov't/Technical (0.7%)
  48,000    PerkinElmer, Inc. .............  $  3,102,000
                                             ------------

            TOTAL CAPITAL GOODS............    25,180,630
                                             ------------

            ENERGY (7.7%)
            Contract Drilling (1.1%)
 125,000    Noble Drilling Corp.*..........     4,500,000
                                             ------------

            Electric Utilities (0.4%)
  45,000    Montana Power Co. .............     1,771,875
                                             ------------

            Integrated Oil Companies (2.4%)
  45,000    Chevron Corp. .................     3,360,938
 180,000    Conoco, Inc. (Class B).........     3,543,750
 127,800    Unocal Corp. ..................     3,418,650
                                             ------------
                                               10,323,338
                                             ------------
            Oil & Gas Production (2.1%)
 123,500    Apache Corp. ..................     4,507,750
 115,300    Devon Energy Corp.*............     4,294,925
                                             ------------
                                                8,802,675
                                             ------------
            Oilfield Services/Equipment (1.7%)
 121,000    Halliburton Co. ...............     4,620,688
  35,000    Schlumberger Ltd.
             (Netherlands).................     2,585,625
                                             ------------
                                                7,206,313
                                             ------------
            TOTAL ENERGY...................    32,604,201
                                             ------------

            ENTERTAINMENT & LEISURE (3.3%)
            Broadcasting (0.7%)
  45,000    Clear Channel Communications,
             Inc.*.........................     2,998,125
                                             ------------

            Cable Television (0.6%)
  14,000    United Pan-Europe
             Communications NV (ADR)*
             (Netherlands).................     2,775,500
                                             ------------

            Media Conglomerates (1.1%)
  54,500    Time Warner Inc. ..............     4,659,750
                                             ------------

            Restaurants (0.9%)
 115,000    McDonald's Corp. ..............     3,629,688
                                             ------------

            TOTAL ENTERTAINMENT &
            LEISURE........................    14,063,063
                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS February 29, 2000 (unaudited) continued


NUMBER OF
 SHARES                                         VALUE
---------------------------------------------------------
            FINANCIAL SERVICES (6.9%)
            Diversified Financial Services (1.9%)
  87,050    Citigroup, Inc. ...............  $  4,499,397
  55,000    Providian Financial Corp. .....     3,564,687
                                             ------------
                                                8,064,084
                                             ------------
            Finance Companies (1.5%)
 116,000    Fannie Mae.....................     6,148,000
                                             ------------

            Investment Bankers/Brokers/Services (0.9%)
  53,300    Lehman Brothers Holdings,
             Inc. .........................     3,864,250
                                             ------------

            Major Banks (1.2%)
  62,000    Chase Manhattan Corp. (The)....     4,936,750
                                             ------------

            Multi-Line Insurance (1.4%)
  66,925    American International Group,
             Inc. .........................     5,918,680
                                             ------------

            TOTAL FINANCIAL SERVICES.......    28,931,764
                                             ------------
            HEALTHCARE (8.0%)
            Biotechnology (1.8%)
  85,000    Amgen Inc.*....................     5,790,625
   7,000    Millennium Pharmaceuticals,
             Inc.*.........................     1,815,625
                                             ------------
                                                7,606,250
                                             ------------
            Hospital/Nursing Management (1.6%)
 165,000    Columbia/HCA Healthcare
             Corp. ........................     3,186,563
  90,000    Universal Health Services, Inc.
             (Class B)*....................     3,498,750
                                             ------------
                                                6,685,313
                                             ------------
            Major Pharmaceuticals (4.1%)
 113,000    American Home Products
             Corp. ........................     4,915,500
  75,000    Johnson & Johnson..............     5,381,250
  81,000    Merck & Co., Inc. .............     4,986,563
  62,000    Schering-Plough Corp. .........     2,162,250
                                             ------------
                                               17,445,563
                                             ------------
            Services to the Health Industry (0.5%)
 100,000    IMS Health Inc. ...............     2,012,500
                                             ------------
            TOTAL HEALTHCARE...............    33,749,626
                                             ------------
            MULTI-SECTOR COMPANIES (3.8%)
            Biotechnology (0.7%)
  14,000    Human Genome Sciences, Inc.*...     3,052,000
                                             ------------

NUMBER OF
 SHARES                                         VALUE
---------------------------------------------------------

            Internet Services (0.7%)
  25,000    China.com Corp. (Class A)*
             (Hong Kong)...................  $  3,060,938
                                             ------------

            Medical Specialties (1.1%)
  44,000    PE Corporation-PE Biosystems
             Group.........................     4,642,000
                                             ------------

            Multi-Sector Companies (1.3%)
  40,300    General Electric Co. ..........     5,327,156
                                             ------------

            TOTAL MULTI-SECTOR COMPANIES...    16,082,094
                                             ------------

            RETAIL (3.4%)
            Building Materials/DIY Chains (0.4%)
  32,250    Home Depot, Inc. (The).........     1,864,453
                                             ------------

            Clothing/Shoe/Accessory Stores (0.8%)
 225,000    TJX Companies, Inc. ...........     3,585,937
                                             ------------

            Discount Chains (2.2%)
 208,300    Consolidated Stores Corp.*.....     2,343,375
  51,200    Costco Wholesale Corp.*........     2,547,200
  90,000    Wal-Mart Stores, Inc. .........     4,381,875
                                             ------------
                                                9,272,450
                                             ------------
            TOTAL RETAIL...................    14,722,840
                                             ------------

            TECHNOLOGY (23.9%)
            Computer Communications (4.5%)
 106,100    Cisco Systems, Inc.*...........    14,018,462
  16,500    Redback Networks, Inc.*........     4,925,250
                                             ------------
                                               18,943,712
                                             ------------
            Computer Software (4.1%)
  40,000    BMC Software, Inc.*............     1,840,000
  90,000    Microsoft Corp.*...............     8,038,125
  99,400    Oracle Corp.*..................     7,374,237
                                             ------------
                                               17,252,362
                                             ------------
            Diversified Electronic Products (2.4%)
  38,000    JDS Uniphase Corp.*............    10,015,375
                                             ------------

            E.D.P. Peripherals (2.5%)
  89,000    EMC Corp.*.....................    10,591,000
                                             ------------

            E.D.P. Services (0.8%)
  75,000    First Data Corp. ..............     3,375,000
                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS February 29, 2000 (unaudited) continued


NUMBER OF
 SHARES                                         VALUE
---------------------------------------------------------
            Electronic Data Processing (1.0%)
  42,500    International Business
             Machines Corp. ...............  $  4,335,000
                                             ------------
            Internet Services (3.5%)
  40,000    America Online, Inc.*..........     2,360,000
  15,000    Art Technology Group, Inc.*....     2,167,500
  32,000    Digex, Inc.*...................     5,186,000
  27,000    Satyam Infoway Ltd. (ADR)*
             (India).......................     2,544,750
  20,000    Terra Networks, S.A. (ADR)
             (Spain).......................     2,592,500
                                             ------------
                                               14,850,750
                                             ------------
            Semiconductors (5.1%)
  63,000    Intel Corp. ...................     7,119,000
 140,000    Vitesse Semiconductor Corp.*...    14,533,750
                                             ------------
                                               21,652,750
                                             ------------
            TOTAL TECHNOLOGY...............   101,015,949
                                             ------------

            TELECOMMUNICATIONS (24.3%)
            Cellular Telephone (4.1%)
  76,000    Nextel Communications, Inc.
             (Class A)*....................    10,393,000
  50,200    Voicestream Wireless Corp.*....     6,679,737
                                             ------------
                                               17,072,737
                                             ------------
            Major U.S. Telecommunications (2.7%)
  64,500    AT&T Corp. ....................     3,188,719
  65,000    Bell Atlantic Corp. ...........     3,180,938
 111,800    MCI WorldCom, Inc.*............     4,989,075
                                             ------------
                                               11,358,732
                                             ------------
            Other Telecommunications (1.2%)
  10,000    COLT Telecom Group PLC
             (ADR) (United Kingdom)*.......     2,317,500
  61,800    Global Crossing Ltd.
             (Bermuda)*....................     2,881,425
                                             ------------
                                                5,198,925
                                             ------------
            Telecommunication Equipment (16.3%)
  55,100    CIENA Corp.*...................     8,798,781
  42,000    Comverse Technology, Inc.*.....     8,245,125
  78,000    Corning Inc....................    14,664,000
  23,500    Lucent Technologies Inc........     1,398,250
  63,000    Motorola, Inc..................    10,741,500
  73,000    Nokia Corp. (ADR) (Finland)....    14,476,813
  93,000    Nortel Networks Corp.
             (Canada)......................    10,369,500
                                             ------------
                                               68,693,969
                                             ------------
            TOTAL
            TELECOMMUNICATIONS.............   102,324,363
                                             ------------

NUMBER OF
 SHARES                                         VALUE
---------------------------------------------------------

            TRANSPORTATION (2.4%)
            Airlines (1.8%)
  85,000    Delta Air Lines, Inc. .........  $  3,878,125
 200,000    Southwest Airlines Co. ........     3,687,500
                                             ------------
                                                7,565,625
                                             ------------
            Railroads (0.6%)
 100,000    Canadian National Railway
             Co. ..........................     2,356,250
                                             ------------

            TOTAL TRANSPORTATION...........     9,921,875
                                             ------------

            TOTAL COMMON STOCKS
            (Identified Cost
            $288,013,022)..................   399,246,842
                                             ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (a) (7.4%)
            U.S. GOVERNMENT AGENCY
 $31,100    Federal Home Loan Mortgage Corp.
            5.72% due 03/01/00
            (Amortized Cost $31,100,000)...    31,100,000
                                             ------------

TOTAL INVESTMENTS
(Identified Cost $319,113,022) (b)..  101.9%  430,346,842

LIABILITIES IN EXCESS OF
OTHER ASSETS........................   (1.9)   (8,155,306)
                                      -----  ------------

NET ASSETS..........................  100.0% $422,191,536
                                      =====  ============

---------------------
ADR American Depository Receipt.

  *  Non-income producing security.

 (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

 (b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $129,636,237 and the aggregate gross unrealized depreciation is $18,402,417, resulting in net unrealized appreciation of $111,233,820.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $319,113,022)...........  $430,346,842
Cash......................................        30,145
Receivable for:
    Investments sold......................     4,470,851
    Shares of beneficial interest sold....     2,465,109
    Dividends.............................       203,590
Deferred organizational expenses..........        28,341
Prepaid expenses and other assets.........       129,446
                                            ------------
    TOTAL ASSETS..........................  $437,674,324
                                            ------------
LIABILITIES:
Payable for:
    Investments purchased.................    14,487,168
    Shares of beneficial interest
     repurchased..........................       375,658
    Plan of distribution fee..............       301,153
    Investment management fee.............       232,142
Accrued expenses and other payables.......        86,667
                                            ------------
    TOTAL LIABILITIES.....................    15,482,788
                                            ------------
    NET ASSETS............................  $422,191,536
                                            ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................  $293,123,941
Net unrealized appreciation...............   111,233,820
Net investment loss.......................    (1,061,155)
Accumulated undistributed net realized
 gain.....................................    18,894,930
                                            ------------
    NET ASSETS............................  $422,191,536
                                            ============
CLASS A SHARES:
Net Assets................................    $5,798,854
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       294,617
    NET ASSET VALUE PER SHARE.............        $19.68
                                            ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
     asset value).........................        $20.77
                                            ============
CLASS B SHARES:
Net Assets................................  $397,293,603
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................    20,541,680
    NET ASSET VALUE PER SHARE.............        $19.34
                                            ============
CLASS C SHARES:
Net Assets................................   $10,969,746
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       566,111
    NET ASSET VALUE PER SHARE.............        $19.38
                                            ============
CLASS D SHARES:
Net Assets................................    $8,129,333
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       410,186
    NET ASSET VALUE PER SHARE.............        $19.82
                                            ============

STATEMENT OF OPERATIONS
For the six months ended February 29, 2000 (unaudited)
NET INVESTMENT LOSS:
INCOME
Dividends (net of $4,082 foreign
 withholding tax).........................  $1,064,410
Interest..................................     661,187
                                            ----------

    TOTAL INCOME..........................   1,725,597
                                            ----------

EXPENSES
Plan of distribution fee (Class A
 shares)..................................       3,288
Plan of distribution fee (Class B
 shares)..................................   1,375,971
Plan of distribution fee (Class C
 shares)..................................      30,484
Investment management fee.................   1,077,400
Transfer agent fees and expenses..........     129,310
Registration fees.........................      79,565
Professional fees.........................      42,777
Shareholder reports and notices...........      24,643
Custodian fees............................       7,602
Organizational expenses...................       6,974
Trustees' fees and expenses...............       6,761
Other.....................................       1,977
                                            ----------

    TOTAL EXPENSES........................   2,786,752
                                            ----------

    NET INVESTMENT LOSS...................  (1,061,155)
                                            ----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.........................  24,550,807
Net change in unrealized appreciation.....  62,708,893
                                            ----------

    NET GAIN..............................  87,259,700
                                            ----------

NET INCREASE..............................  $86,198,545
                                            ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX        FOR THE YEAR
                                                        MONTHS ENDED           ENDED
                                                       FEBRUARY 29, 2000   AUGUST 31, 1999
------------------------------------------------------------------------------------------
                                                          (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss..................................     $(1,061,155)       $(1,447,953)
Net realized gain....................................      24,550,807          8,339,076
Net change in unrealized appreciation................      62,708,893         57,237,300
                                                          -----------        -----------

    NET INCREASE.....................................      86,198,545         64,128,423
                                                          -----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.......................................        (115,703)          --
Class B shares.......................................     (13,296,842)          --
Class C shares.......................................        (299,828)          --
Class D shares.......................................        (109,770)          --
                                                          -----------        -----------

    TOTAL DISTRIBUTIONS..............................     (13,822,143)          --
                                                          -----------        -----------

Net increase from transactions in shares of
 beneficial interest.................................     156,032,645          9,246,620
                                                          -----------        -----------

    NET INCREASE.....................................     228,409,047         73,375,043

NET ASSETS:
Beginning of period..................................     193,782,489        120,407,446
                                                          -----------        -----------

    END OF PERIOD
    (Including a net investment loss of $1,061,155
    and $0, respectively)............................     $422,191,536       $193,782,489
                                                          ===========        ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Market Leader Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and commenced operations on April 28, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited) continued


utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited) continued


F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $71,000, of which approximately $70,000 have been reimbursed. The balance was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited) continued


shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B Shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there in no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,223,491 at February 29, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $12, $182,010 and $1,526, respectively and received $32,038 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2000 aggregated $235,820,498 and $105,376,326, respectively.

For the six months ended February 29, 2000, the Fund incurred $31,729 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At February 29, 2000, the Fund's payables for investments purchased included unsettled trades with DWR of $2,518,913.

For the six months ended February 29, 2000, the Fund incurred brokerage commissions of $21,988 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At February 29, 2000, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co. Inc., of $2,945,520.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2000, the Fund had transfer agent fees and expenses payable of approximately $3,600.

5. FEDERAL INCOME TAX STATUS

At August 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS February 29, 2000 (unaudited) continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                  FEBRUARY 29, 2000                AUGUST 31, 1999
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................     291,069   $  5,180,604           83,365   $  1,181,215
Reinvestment of distributions...............................       5,607         97,681           --            --
Redeemed....................................................     (65,591)    (1,189,718)         (52,594)      (727,278)
                                                              ----------   ------------       ----------   ------------
Net increase - Class A......................................     231,085      4,088,567           30,771        453,937
                                                              ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................   9,956,695    172,730,989        4,845,409     69,690,625
Reinvestment of distributions...............................     699,938     12,003,937           --            --
Redeemed....................................................  (2,672,703)   (46,161,240)      (4,348,003)   (59,846,856)
                                                              ----------   ------------       ----------   ------------
Net increase - Class B......................................   7,983,930    138,573,686          497,406      9,843,769
                                                              ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................     411,957      7,168,283          112,429      1,624,859
Reinvestment of distributions...............................      16,363        281,123           --            --
Redeemed....................................................     (42,318)      (732,451)         (29,274)      (404,672)
                                                              ----------   ------------       ----------   ------------
Net increase - Class C......................................     386,002      6,716,955           83,155      1,220,187
                                                              ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................     797,546     14,455,149          115,422      1,690,861
Reinvestment of distributions...............................       1,786         31,317           --            --
Redeemed....................................................    (425,201)    (7,833,029)        (331,947)    (3,962,134)
                                                              ----------   ------------       ----------   ------------
Net increase (decrease) - Class D...........................     374,131      6,653,437         (216,525)    (2,271,273)
                                                              ----------   ------------       ----------   ------------
Net increase in Fund........................................   8,975,148   $156,032,645          394,807   $  9,246,620
                                                              ==========   ============       ==========   ============

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                             FOR THE SIX       FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                            MONTHS ENDED           ENDED             ENDED            THROUGH
                                                          FEBRUARY 29, 2000   AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                             (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period....................       $15.29              $9.73            $10.82            $10.90
                                                               ------             ------            ------            ------

Income (loss) from investment operations:
 Net investment income (loss)...........................           --              (0.05)            (0.01)             0.01
 Net realized and unrealized gain (loss)................         5.22               5.61             (0.96)            (0.09)
                                                               ------             ------            ------            ------

Total income (loss) from investment operations..........         5.22               5.56             (0.97)            (0.08)
                                                               ------             ------            ------            ------

Less dividends and distributions from:
 Net investment income..................................           --                 --             (0.06)               --
 Net realized gain......................................        (0.83)                --             (0.06)               --
                                                               ------             ------            ------            ------

Total dividends and distributions.......................        (0.83)                --             (0.12)               --
                                                               ------             ------            ------            ------

Net asset value, end of period..........................       $19.68             $15.29             $9.73            $10.82
                                                               ======             ======            ======            ======

TOTAL RETURN+...........................................        34.81%(1)          57.14 %           (8.98)%           (0.73)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................         1.20%(2)(3)        1.23 %(3)         1.31 %(3)         1.89 %(2)

Net investment income (loss)............................           --%(2)(3)       (0.14)%(3)        (0.06)%(3)         1.30 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................       $5,799               $971              $319              $288

Portfolio turnover rate.................................           39%(1)             83 %              68 %              22 %(1)

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                                 FOR THE PERIOD
                                                     FOR THE SIX         FOR THE YEAR        FOR THE YEAR       APRIL 28, 1997*
                                                    MONTHS ENDED             ENDED               ENDED              THROUGH
                                                 FEBRUARY 29, 2000++   AUGUST 31, 1999++   AUGUST 31, 1998++   AUGUST 31, 1997**
---------------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period...........         $15.09                $9.68              $10.81               $10.00
                                                        ------               ------              ------               ------

Income (loss) from investment operations:
 Net investment income (loss)..................          (0.07)               (0.12)              (0.09)                0.04
 Net realized and unrealized gain (loss).......           5.15                 5.53               (0.95)                0.77
                                                        ------               ------              ------               ------

Total income (loss) from investment
 operations....................................           5.08                 5.41               (1.04)                0.81
                                                        ------               ------              ------               ------

Less dividends and distributions from:
 Net investment income.........................             --                   --               (0.03)                  --
 Net realized gain.............................          (0.83)                  --               (0.06)                  --
                                                        ------               ------              ------               ------

Total dividends and distributions..............          (0.83)                  --               (0.09)                  --
                                                        ------               ------              ------               ------

Net asset value, end of period.................         $19.34               $15.09               $9.68               $10.81
                                                        ======               ======              ======               ======

TOTAL RETURN+..................................          34.34 %(1)           55.89 %             (9.65)%               8.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................           1.96 %(2)(4)         1.99 %(4)           2.06 %(4)            2.34%(2)(3)

Net investment income (loss)...................          (0.76)%(2)(4)        (0.90)%(4)          (0.81)%(4)            1.21%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........       $397,294             $189,534            $116,693             $107,298

Portfolio turnover rate........................             39 %(1)              83 %                68 %                 22%(1)

---------------------
 *  Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waved by the Investment Manager, the annualized expense and net investment income ratios would have been 2.47% and 1.08%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                                  FOR THE PERIOD
                                                             FOR THE SIX       FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                            MONTHS ENDED           ENDED             ENDED            THROUGH
                                                          FEBRUARY 29, 2000   AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                             (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period....................        $15.12             $9.67            $10.81            $10.90
                                                                ------            ------            ------            ------

Income (loss) from investment operations:
 Net investment income (loss)...........................         (0.07)            (0.09)            (0.10)             0.01
 Net realized and unrealized gain (loss)................          5.16              5.54             (0.94)            (0.10)
                                                                ------            ------            ------            ------

Total income (loss) from investment operations..........          5.09              5.45             (1.04)            (0.09)
                                                                ------            ------            ------            ------

Less dividends and distributions from:
 Net investment income..................................            --                --             (0.04)               --
 Net realized gain......................................         (0.83)               --             (0.06)               --
                                                                ------            ------            ------            ------

Total dividends and distributions.......................         (0.83)               --             (0.10)               --
                                                                ------            ------            ------            ------

Net asset value, end of period..........................        $19.38            $15.12             $9.67            $10.81
                                                                ======            ======            ======            ======

TOTAL RETURN+...........................................         34.34 %(1)        56.36 %           (9.63)%           (0.83)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................          1.96 %(2)(3)       1.75 %(3)        2.06 %(3)         2.54 %(2)

Net investment income (loss)............................         (0.76)%(2)(3)      (0.66)%(3)       (0.81)%(3)         0.61 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................       $10,970            $2,723              $937              $313

Portfolio turnover rate.................................            39 %(1)           83 %              68 %              22 %(1)

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                                  FOR THE PERIOD
                                                             FOR THE SIX       FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                            MONTHS ENDED           ENDED             ENDED            THROUGH
                                                          FEBRUARY 29, 2000   AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                             (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period....................       $15.37              $9.74            $10.82            $10.90
                                                               ------             ------            ------            ------

Income (loss) from investment operations:
 Net investment income..................................         0.02                 --                --              0.02
 Net realized and unrealized gain (loss)................         5.26               5.63             (0.95)            (0.10)
                                                               ------             ------            ------            ------

Total income (loss)from investment operations...........         5.28               5.63             (0.95)            (0.08)
                                                               ------             ------            ------            ------

Less dividends and distributions from:
 Net investment income..................................           --                 --             (0.07)               --
 Net realized gain......................................        (0.83)                --             (0.06)               --
                                                               ------             ------            ------            ------

Total dividends and distributions.......................        (0.83)             15.37             (0.13)               --
                                                               ------             ------            ------            ------

Net asset value, end of period..........................       $19.82             $30.74             $9.74            $10.82
                                                               ======             ======            ======            ======

TOTAL RETURN+...........................................        35.03%(1)          57.80%            (8.81)%           (0.73)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................         0.96%(2)(3)        0.99%(3)          1.06 %(3)         1.43 %(2)

Net investment income...................................         0.24%(2)(3)        0.10%(3)          0.19 %(3)         1.81 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................       $8,129               $554            $2,459               $10

Portfolio turnover rate.................................           39%(1)             83%               68 %              22 %(1)

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherford, Jr.
Vice President

Aaron Clark
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
MARKET LEADER
TRUST


Semiannual Report
February 29, 2000